Redeemable Preferred Stock	3 Months Ended
Mar. 31, 2013
Preferred Stock [Abstract]
REDEEMABLE PREFERRED STOCK
15.           REDEEMABLE PREFERRED STOCK

The Company evaluated and concluded that its Series B, C, E, F, G and H Preferred Stock did not meet the criteria in ASC 480-10 and thus were not considered liabilities. The Company evaluated and concluded that the embedded conversion feature in preferred series B, C, E, G and H did not meet the criteria of ASC 815-10-25-1 and does not need to be bifurcated.  In accordance with ASR 268 and ASC 480-10-S99 these equity securities are required to be classified outside of permanent equity since they are redeemable for cash.  These instruments are currently redeemable and thus have been adjusted to their maximum redemption amount.

The Company evaluated and concluded that its Series D Preferred Stock did not meet any the criteria in ASC 480-10 and thus was not considered a liability. The Company evaluated and concluded that the embedded conversion feature in the Series D Preferred Stock did not meet the criteria of ASC 815-10-25-1 and does not need to be bifurcated.  In accordance with ASR 268 and ASC 480-10-S99, the shares of Series D Preferred Stock should be classified outside of permanent equity because such shares can be redeemed for cash.  These shares are not currently redeemable and thus have been recorded based on fair value at the time of issuance.   If redemption becomes probable (liquidation event) the shares will become redeemable and they will be recorded to redemption value.

The Company evaluated and concluded that its Series I Preferred Stock did not meet any the criteria in ASC 480-10 and thus was not considered a liability. The Company evaluated and concluded that the embedded conversion feature in the Series I Preferred Stock did not meet the criteria of ASC 815-10-25-1 and does not need to be bifurcated.  In accordance with ASR 268 and ASC-480-10, the shares of Series I Preferred Stock and should be classified outside of permanent equity because such shares can be redeemed for cash.  These shares are not currently redeemable and are not probable of being redeemed and thus have been recorded based on their fair value at the time of issuance.  If redemption becomes probable, or the shares will become redeemable, they will be recorded to redemption value.

Series B

On June 28, 2011, the Company designated 60,000 of its authorized shares of preferred stock as Series B Preferred Stock (the “Series B Preferred Stock”).  The Series B Preferred Stock has no dividend rights and each share of Series B Preferred Stock is convertible into such number of shares of common stock of the Company as is equal to 0.00134% of the Company’s total common stock outstanding on a fully-diluted basis.  The Series B Preferred Stock is redeemable, at the option of the holder, at a price equal to the cash value paid per share, but no less than $1.00  per share, and entitles the holders to one vote for each share of common stock to be received on an as if converted basis. As of March 31, 2013, December 31, 2012 and December 31, 2011, the Series B Preferred Stock was redeemable for $2,216,760, $2,216,760 and $15,000, respectively. In June 2011, the Company sold and received subscriptions for the sale of 15,000 shares of Series B Preferred Stock at $1 per share from three individuals and a trust.  One of the individuals is, and the trust is a related party to, the current chief executive officer of the Company.  During 2012, the Company sold, and received subscriptions from four individuals for the purchase of, 16,021 shares of Series B Preferred stock for cash consideration in the aggregate amount of $1,585,000.  Three individuals also converted a principal amount of debt and accrued interest thereon in the aggregate amount of $616,760 into 6,479 shares of Series B Preferred Stock.

As of March 31, 2013, December 31, 2012 and December 31, 2011, the Series B Preferred Stock was convertible into 22,785,208, 18,080,050 and 723,208 shares of common stock, respectively.  The conversion rate at March 31, 2013, December 31, 2012 and December 31, 2011 was based on each Series B Preferred Share being convertible into .00134% of the Company’s total common stock outstanding on a fully-diluted basis. The total fully-diluted common stock outstanding on March 31, 2013, December 31, 2012 and December 31, 2011 was 57,383,496 shares, 52,251,924 shares and 3,616,039 shares, respectively. At March 31, 2013 and December 31, 2012, the holders of Series B Preferred Stock agreed to convert their shares into common stock, prior to the holders of Series E Preferred Stock, Series H Preferred Stock, Series E Warrants and the MidMarket Warrants.

Series C

On December 23, 2011, the Company designated 1,500 shares of the authorized shares of preferred stock as Series C Preferred Stock (the “Series C Preferred Stock”).  Series C Preferred Stock has a stated value of $1,000.00 per share, and entitles holders to receive cumulative dividends at the rate of 10% of the stated value per annum payable quarterly.  The Series C Preferred Stock is redeemable, at the option of the holder, at a price of $1,000 per share, and entitles the holders to one vote for each share of common stock to be received on an as if converted basis. Holders of Series C Preferred Stock have a two-year option to convert their shares of Series C Preferred Stock to common stock at a rate per share equal to 0.025% of the issued and outstanding common stock at the time of the conversion. At March 31, 2013 and December 31, 2012, the holders of Series C Preferred Stock agreed to convert their shares into common stock, prior to the holders of Series E Preferred Stock, Series H Preferred Stock, Series E Warrants and the MidMarket Warrants.

As of March 31, 2013 and December 31, 2012, the Series C Preferred Stock was convertible into 17,088,906 and 13,560,038 shares of common stock, respectively. The conversion  rate at March 31, 2013 and December 31, 2012 was based on each Series C Preferred Share being convertible into 0.025% of the Company’s total of common stock outstanding on a fully-diluted basis. The total fully-diluted common stock outstanding on March 31, 2013 and December 31, 2012  was 57,383,496 shares and 52,251,924 shares, respectively.

Series D

On December 31, 2011, the Company designated 1,000 shares of its authorized shares of preferred stock as Series D Preferred Stock (the “Series D Preferred Stock”).  The Series D Preferred Stock has an initial stated value of $1,000 per share and entitles holders to receive cumulative dividends at the annual rate of 10% of the stated value per share, payable quarterly in cash or shares of common stock, at the election of the Company, beginning on March 31, 2012.  The Series D Preferred Stock is non-voting and is convertible at any time the market capitalization of the Company’s common stock exceeds $15 million or the shares of common stock are trading at a per share price in excess of $43.75 per share for a 10-day trading period.  The number of shares of common stock issuable upon conversion shall be calculated by dividing the stated amount of the Series D Preferred Stock by the closing price of the common stock on the last business date preceding written notice by the Company to the holders of the Series D Preferred Stock of the Company’s decision to convert such shares. These shares are not currently redeemable and thus have been recorded based on fair value at the time of issuance. If redemption becomes probable (deemed liquidation event) the shares will become redeemable and they will be recorded to redemption value. On December 31, 2011, the Company issued 608 shares of Series D Preferred Stock to one of the Company’s former principal officers in settlement of a note payable to the officer aggregating $605,872, including unpaid interest. In September 2012, the Company issued 400 shares of Series D Preferred Stock to one of the Company’s principal officers in settlement of unpaid compensation.  The shares had a fair value upon date of issuance of $352,344.

As of March 31, 2013, December 31, 2012 and December 31, 2011, the Series D Preferred Stock was convertible into 13,407 shares, 194,560 shares and 884,364 shares of common stock, respectively.  This conversion is based on a conversion ratio of $3.00 and $3.96 per share, respectively of common stock for each share of Series D Preferred Stock. The total fully diluted common stock outstanding on March 31, 2013, December 31, 2012 and December 31, 2011 was 57,383,496, 52,251,924 and 3,616,039, respectively.

On January 30, 2013, holders converted 566 shares of Series D Preferred stock into common stock.

Series E

On September 17, 2012, the Company designated 3,500 shares of its authorized shares preferred stock as Series E Preferred Stock (the “Series E Preferred Stock”).  Series E Preferred Stock has a stated value of $1,000 per share, and receive cumulative dividends at a rate of 12% per annum paid quarterly, beginning on September 30, 2012.  The dividends are payable in cash or shares of the Company’s common stock, at the Company’s option.  Holders of Series E Preferred Stock have a one-year option to convert their shares of Series E Preferred Stock to common stock of the Company.  In aggregate, the shares of Series E Preferred Stock are convertible into a number of shares of common stock amounting to 9.8% of the fully-diluted capitalization of the Company.  The shares of Series E Preferred Stock are redeemable at $1,000 per share, at the option of the holder.

As of March 31, 2013 and December 31, 2012, the outstanding Series E Preferred Stock was convertible into 5,623,583 shares and 5,119,460 shares of common stock, respectively. This conversion rate at March 31, 2013 and December 31, 2012 was based on the outstanding shares of Series E Preferred Stock being convertible into 9.52% of the Company’s total of common stock outstanding on a fully-diluted basis at March 31, 2013 and 8.05% of the Company's total common stock outstanding on a fully-diluted basis at December 31, 2012. The total fully-diluted common stock outstanding on March 31, 2013 and December 31, 2012 was 57,383,496 and 52,251,924, respectively.

Series F

On September 17, 2012, the Company designated 4,800 shares of its authorized shares preferred stock as Series F Preferred Stock (the “Series F Preferred Stock”).  Series F Preferred Stock has an initial stated value of $1,000 per share, and entitles the holders to receive cumulative dividends at the rate of 12% per annum payable quarterly, beginning on September 30, 2012. The dividends are payable in cash or shares of the Company’s common stock, at the Company’s option.  In connection with the acquisition of T N S on September 17, 2012, the Company issued 4,150 shares of Series F Preferred Stock. The shares of Series F Preferred Stock are redeemable at $1,000 per share. Holders of Series F Preferred Stock have an option to demand that an aggregate of 3,000 shares of Series F Preferred Stock be redeemed beginning on November 27, 2012, with the redemption to occur within twenty days of such request  The holders of Series F Preferred Stock may also request that an additional 575 shares of Series F Preferred Stock be redeemed beginning on September 17, 2013, and that an additional 575 shares of Series F Preferred Stock be redeemed beginning on September 17, 2014.  The Company may redeem shares of Series F Preferred Stock at any time on ten business days notice. In the event that certain operating results are achieved or not achieved by T N S, additional shares may be issued, or these shares may be cancelled.  The shares of Series F Preferred Stock are convertible at the lesser of (i) the last quoted price of the common stock on third day following the effective date of the associated registration statement or (ii) the average of the last reported sale price for each of the three trading days prior to the date of conversion.

As of March 31, 2013 and December 31, 2012, the Series F Preferred Stock was convertible into 1,383,333 shares and 1,047,319 shares of common stock, respectively.  Such conversion amounts were based on a price per share of the common stock on March 31, 2013 and December 31, 2012 of $3.00 and $3.9625, respectively.

Series G

On September 17, 2012, the Company designated 2,000 shares of its authorized preferred stock as Series G Preferred Stock (the “Series G Preferred Stock”).  Series G Preferred Stock has an initial stated value of $1,000 per share. The shares of Series G Preferred Stock were not issued and will only be issued in the event the Company defaults on its obligation to pay any earn out consideration earned by the ADEX sellers. In the event that the Series G Preferred Stock is issued, it entitles the holders to receive cumulative dividends at a rate of 12% per annum payable quarterly, beginning on the date issuance. The dividends are payable in cash or shares of the Company’s common stock, at the Company’s option.  Holders of Series G Preferred Stock have an option to convert their shares of Series G Preferred Stock into the Company’s common stock upon the occurrence of a default of payment of an earnout or working capital loan in connection with the Company’s acquisition of the ADEX Entities and after the associated registration statement is declared effective by the Securities and Exchange Commission.  The shares of Series G Preferred Stock are convertible at the rate equal to the earnout or working capital loan payment that is under default divided by $1,000 and by the lesser of (i) the last quoted price of the common stock on third day following the effective date of the associated registration statements or (ii) the average of the last reported sale price of the common stock for each of the three trading days prior to the date of conversion.  The shares of Series G Preferred Stock are redeemable at the amount of earnout or working capital loan upon the occurrence of default, at their then carrying value, at the option of the holder.

Series H

On October 25, 2012, the Company designated 2,000 shares of its authorized preferred stock as Series H Preferred Stock (the “Series H Preferred Stock”).  Series H Preferred Stock has an initial stated value of $1,000 per share, and entitles the holders to receive cumulative dividends at a rate of 10% per month, up to maximum amount of dividends per share equal to 150% of the stated amount. The Series H Preferred Stock stopped accruing dividends after five months.  The dividends are payable in cash or shares of the Company’s common stock, at the Company’s option, upon conversion or redemption.  Holders of Series H Preferred Stock have a one-year option to convert their shares of Series H Preferred Stock to common stock, beginning 90 days after the date of issuance.  In the aggregate, the shares of Series H Preferred Stock are convertible into a number of shares of common stock equal to 4.49% of the number of shares of common stock of the Company outstanding on a fully-diluted basis. The shares of Series H Preferred Stock are redeemable at $1,000 per share, at the option of the holder, beginning 180 days after the date of their issuance.  The Company may delay the payment of the redemption amount by paying interest thereon at the rate of 2% per month until paid.  During the fourth quarter of 2012, the Company received subscription agreements and cash and issued 1,425 shares of Series D Preferred Stock in exchange for receiving $1,425,000.

As of March 31, 2013 and December 31, 2012, the Series H Preferred Stock was convertible into 2,576,519 shares and 2,345,548 shares of common stock, respectively.  This conversion ratio at March 31, 2013 and December 31, 2012 was based on each Series H Preferred Share being convertible into a number of shares of common stock equal to 4.49% of the number of shares of common stock outstanding on a fully-diluted basis. The number of shares of common stock outstanding on a fully-diluted basis on March 31, 2013 and December 31, 2012 was 57,383,496 and 52,251,924, respectively.

Series I

On November 30, 2012, the Company designated 4,500 shares of its authorized preferred stock as Series I Preferred Stock (the “Series I Preferred Stock”).  Series I Preferred Stock has an initial stated value of $1,000 per share.  Holders of Series I Preferred Stock have an option to convert their shares of Series I Preferred Stock to common stock on the earlier of the 30th day after the associated registration statement is declared effective by the Securities and Exchange Commission or 120 days after the date of their issuance.  The shares of Series I Preferred Stock are convertible into common stock at the rate equal to the average of the last reported sale price of the common stock for each of the three trading days prior to the date of conversion.  The shares of Series I Preferred Stock are redeemable at $1,000 per share, at the option of the holder, beginning on the 31st day after the associated registration statement is declared effective by the Securities and Exchange Commission and until the Company has redeemed up to $750,000 of Series I Preferred Stock. As of March 31, 2013 and December 31, 2012, the Series I Preferred Stock was convertible into 1,500,000 and 1,135,647 shares of common stock, respectively.  Such conversion amounts were based on a price per share of the common stock on March 31, 2013 and December 31, 2012 of $3.00 and 3.9625, respectively.

As of March 31, 2013 and December 31, 2012 the Series I Preferred Stock was convertible into 1,500,000 shares and 1,135,647 shares of common stock, respectively.  The conversion was based on a conversion ratio of $3.00 and $3.9625 per share of common stock for each share of Series I Preferred Stock, respectively.

A summary of the transactions related to the Company’s Redeemable Preferred Stock classified as temporary equity during 2011 and 2012 and the three months ended March 31 2013 is as follows:

	Common Stock		Series B		Series C		Series D		Series E		Series F		Series H		Series I
	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$
Balance January 1, 2011
Issuance in settlement of debt obligation	-	-	-	-	-	-	608	$605,872	-	-	-	-	-	-	-	-
Issuance pursuant to private placement	-	$-	15,000	$15,000	-	-	-	-	-	-	-	-	-	-	-	-
Balance December 31, 2011	-	$-	15,000	$15,000	-	$-	608	$605,872	-	$-	-	$-	-	$-	-	$-
Issuance pursuant to private placement	-	-	16,021	1,585,000	1,500	1,500,000	-	-	2,575	2,575,000	-	-	1,425	1,425,000	-	-
Issuance pursuant to unpaid 2012 salary	-	-	-	-	-	-	400	352,344	-	-	-	-	-	-	-	-
Issuance from conversion of debt and interest	-	-	6,479	616,760	-	-	-	-	-	-	-	-	-	-	-	-
Conversion of Series E shares into Series B shares	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Conversion of Preferred stock into common shares	-	-	-	-	-	-	(400)	(352,344)	-	-	-	-	-	-	-	-
Issuance pursuant to private acquisition	40,000	499,921	-	-	-	-	-	-	-	-	4,150	3,575,000	-	-	4,500	4,187,151
Balance December 31, 2012	40,000	$499,921	37,500	$2,216,760	1,500	$1,500,000	608	$605,872	2,575	$2,575,000	3,575	$3,575,000	1,425	$1,425,000	4,500	$4,187,151

Issuance pursuant to private placement	-	-	-	-	-	-	-	-	300	300,000	-	-	-	-	-	-
Conversion of preferred shares into common shares	-	-	-	-	-	-	(566)	(565,660)	-	-	-	-	-	-	-	-

Balance March 31, 2013	40,000	$499,921	37,500	$2,216,760	1,500	$1,500,000	42	$40,212	2,875	$2,875,000	4,150	$3,575,000	1,425	$1,425,000	4,500	$4,187,151